Post-employment benefit plans	12 Months Ended
Dec. 31, 2021
Entity [Table]
Post-employment benefit plans [text block]
Note 27

Post-employment benefit plans
a) Defined benefit plans
UBS

has

established

defined

benefit

plans

for

its

employees

in
various

jurisdiction
s
in

accordance

with

local

regulations

and
practices.

The major plans are located in Switzerland, the UK, the
US

and Germany.

The

level of

benefits

depends on

the specific
plan rules.
Swiss pension plan
The
Swiss

pension

plan

covers
employees

of

UBS

AG
  in
Switzerland

and employees

of companies

in Switzerland

having
close

economic

or

financial

ties with

UBS

AG, and

exceeds

the
minimum

benefit

requirements

under

Swiss

pension

law.

The
Swiss plan offers retirement, disability and survivor benefits and is
governed by a

Pension Foundation

Board. The

responsibilities of
this board are defined by Swiss pension law and the plan rules.
Savings

contributions

to

the

Swiss

plan

are

paid

by

both
employer and employee. Depending on the age of the

employee,
UBS pays

a savings

contribution that

ranges between
6.5 % and
27.5
% of contributory base salary

and between
2.8 % and 9 % of
contributory

variable

compensation.

UBS

also

pays

risk
contributions that

are used

to fund

disability and

survivor benefits.
Employees can

choose the

level of savings

contributions paid

by
them, which vary between 2.5 % and 13.5 % of contributory base salary

and

between
0
%

and
9
%

of

contributory
  variable
compensation,

depending

on

age

and

choice

of

savings
contribution category.

The plan offers to

members at the

normal retirement age

of
65
a choice between

a lifetime pension

and a partial

or full lump

sum
payment.
Participants

can

choose

to
draw

early

retirement
benefits

starting

from

the

age

of
58
,

but

can

also

continue
employment and remain active members

of the plan until the

age
of 70
.

Employees

have

the

opportunity

to

make

additional
purchases of benefits to fund early retirement benefits.
The pension

amount payable

to a

participant is

calculated by
applying

a

conversion

rate

to

the

accumulated

balance

of

the
participant’s

retirement

savings

account

at

the

retirement

date.
The balance is based on credited vested benefits transferred from previous employers, purchases of benefits, and the

employee and
employer contributions that have

been made to the

participant’s
retirement

savings account,

as well

as the

interest accrued.

The
annual interest rate

credited to participants

is determined by

the
Pension Foundation Board at the end of each year.
Although

the

Swiss

plan

is

based

on

a

defined

contribution
promise under Swiss pension law, it is accounted for as a defined benefit

plan

under

IFRS,

primarily

because

of

the

obligation

to
accrue

interest

on

the

participants’

retirement

savings

accounts
and the payment of lifetime pension benefits.

An actuarial valuation in accordance with Swiss pension law is performed

regularly.

Should

an

underfunded

situation

on

this
basis occur, the Pension Foundation Board is required to

take the
necessary measures

to ensure

that full

funding can

be expected
to be

restored within

a maximum

period of
10

years. If

a Swiss
plan

were

to

become

significantly

underfunded

on

a

Swiss
pension

law

basis,

additional

employer

and

employee
contributions could be required.

In this situation, the

risk is shared
between employer and

employees, and the

employer is

not legally
obliged to

cover more than
50
% of

the additional

contributions
required. As of

31 December 2021, the

Swiss plan had

a technical
funding

ratio in

accordance with

Swiss pension

law of
134.8%
(31 December 2020: 132.6%).
The investment strategy of the Swiss plan complies with Swiss pension

law,

including

the

rules

and

regulations

relating

to
diversification of plan assets,

and is derived

from the risk budget
defined by the Pension

Foundation Board on

the basis of

regularly
performed asset and

liability management analyses.

The Pension
Foundation

Board strives

for

a medium

-

and long

-term balance
between assets and liabilities.

As

of

31 December

2021,

the

Swiss

plan

was

in

a

surplus
situation on

an IFRS

measurement basis,

as the

fair value

of the
plan’s

assets

exceeded

the

defined

benefit

obligation

(DBO)

by
USD 6,577

million

(31 December 2020:

a

surplus

of

USD
4,862
million).

However,

a

surplus

is

only

recognized

on

the

balance
sheet to

the extent that

it does not

exceed the

estimated future
economic

benefit,

which

equals

the

difference

between

the
present

value

of

the

estimated

future

net

service

cost

and

the
present value of the estimated

future employer contributions. As
of

both

31 December

2021

and

31 December

2020,

the
estimated

future

economic

benefit

was

zero

and

hence

no

net
defined benefit asset was recognized on the balance sheet.

Changes to the Swiss pension plan in 2019
The

Pension

Foundation

Board

and

UBS

agreed

to

implement
measures that

took effect

from the

start of 2019

to support the
long-term

financial

stability

of

the

Swiss

pension

fund.

The
measures, among

other things, lowered

the conversion rate

and
increased

the

normal

retirement

age

from

64

to

65.

Pensions
already in payment on 1 January 2019 were not affected.
To mitigate the

effects for active

participants, UBS committed
to

pay

an

extraordinary

contribution

of

up

to

CHF
720

million
(USD 790

million at

the

closing exchange

rate

on 31 December
2021)

in

three

installments

in

2020,

2021

and

2022.

Two
installments of USD 235

million and USD
254

million paid in

2020
and 2021 reduced OCI with no effect on the income statement.
The third installment, CHF 193

million (USD
212

million at the
closing exchange rate on 31 December 2021), will

be paid in the
first

quarter

of

2022.

The

regular

employer

contributions

to

be
made to the Swiss plan

in 2022 are estimated at

USD
491

million.
UK pension plan

The UK

plan is

a career

-average revalued

earnings scheme,

and
benefits increase

automatically based

on UK

price inflation.

The
normal retirement

age for

participants in

the UK plan

is
60 . The
plan provides guaranteed lifetime

pension benefits to participants
upon retirement.

The UK

plan has

been closed

to new

entrants
for more than

20 years

and, since 2013,

participants are no

longer
accruing benefits for current or

future service. Instead, employees
participate in the UK defined contribution plan.
The governance

responsibility for the

UK plan lies

jointly with
the Pension

Trustee Board

and UBS.

The employer

contributions
to

the

pension

fund

reflect

agreed-upon

deficit

funding
contributions,

which

are

determined

on

the

basis

of

the

most
recent

actuarial

valuation

using

assumptions

agreed

by

the
Pension Trustee

Board and

UBS. In

the event

of underfunding,

UBS
and the

Pension Trustee

Board must

agree on

a deficit

recovery
plan

within

statutory

deadlines.

In

2021,

UBS

made

no

deficit
funding contributions to the

UK plan. In 2020,

UBS made deficit
funding contributions of USD 46

million.
The

plan

assets

are

invested

in

a

diversified

portfolio

of
financial assets, which

include a longevity

swap with an external
insurance

company.

This

swap

enables

the

UK

pension

plan

to
hedge

the

risk

between

expected

and

actual

longevity,

which
should mitigate volatility in the net defined

benefit asset / liability.
As of 31

December 2021, the

longevity swap had

a negative value
of USD 3

million (31 December 2020: zero).
In 2019,

UBS and

the Pension

Trustee Board

entered into

an
arrangement whereby a collateral

pool was established

to provide
security for the

pension fund. The

value of the

collateral pool as
of 31 December 2021 was USD 337

million (31 December 2020:
USD 347

million)

and

includes

corporate

bonds,

government-
related

debt

instruments

and

other

financial

assets
.

The
arrangement provides the

Pension Trustee Board

dedicated access
to a pool of assets in the event of UBS’s insolvency

or not paying
a required deficit funding contribution.
The

employer

contributions

to

be

made

to

the

UK

defined
benefit

plan

in 2022

are

estimated at

USD
5

million, subject

to
regular funding reviews during the year.
US pension plans
There are two distinct major defined benefit plans in the US,

with
a

normal retirement

age

of
65
. Both

plans

were

closed to

new
entrants

more

than

20

years

ago.

Since

they

closed,

new
employees have participated in a defined contribution plan.
One of the

defined benefit plans

is a contribution-based

plan
in

which

each

participant

accrues

a

percentage

of

salary

in

a
retirement

savings

account.

The

retirement

savings

account

is
credited annually

with interest

based

on a

rate that

is linked

to
the

average

yield

on

one-year

US

government

bonds.

For

the
other defined

benefit plan,

retirement benefits

accrue based

on
the

career-average earnings

of

each

individual

plan

participant.
Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity.
As

required

under

applicable

pension

laws,

both

plans

have
fiduciaries

who,

together

with

UBS,

are

responsible

for

the
governance of the plans.
The

plan

assets

of

both

plans

are

invested

in

diversified
portfolio s
of

financial

assets.

Ea
ch

plan’s

fiduciaries

are
responsible for the

investment decisions with respect

to the plan
assets.

The

employer

contributions

to

be

made

to

the

US

defined
benefit plans in 2022 are estimated at USD 10

million.
German pension plans
There are two

defined benefit plans in

Germany,

which are both
unfunded. The normal retirement age is 65

and benefits are paid
directly

by

UBS. In

the

larger

of

the

two plans

each

participant
accrues

a

percentage

of

salary in

a

retirement

savings

account.
The accumulated account

balance of the

participant is credited

on
an annual basis

with guaranteed

interest at a

rate of
5
%. The

plan
has been closed

to new entrants

and all participants

younger than
the

age

of

55

no

longer

accrue

benefits.

In

the

other

plan,
amounts

are

accrued

annually

based

on

employee

elections
related to variable

compensation. For this plan,

the accumulated
account balance is credited on an annual basis

with a guaranteed
interest rate of 6 % for amounts accrued before 2010, of 4 % for amounts accrued

from 2010

to 2017

and of
0.9
% for

amounts
accrued

after

2017.

Both

plans

are

subject

to

German

pension
law, whereby the responsibility to

pay pension benefits

when they
are

due

resides

entirely

with

UBS.

A

portion

of

the

pension
payments is directly increased in line with price inflation.

In June

2021, UBS

implemented a

new funded

pension plan
with interest

credited to

participants equal

to actual

investment
returns

with

a

guaranteed

minimum

of
0
%.

The

plan

was
implemented

retrospectively for

new

hires

since

June 2018

and
for all eligible active participants

younger than 55 from July

2021.
Each

participant

accrues

a

percentage

of

salary

in

a

retirement
savings account.
The employer contributions

to be made

to the German

defined
benefit plans in 2022 are estimated at USD 12

million.
Financial information by plan
The

tables

on

the

following

pages

provide

an

analysis

of

the
movement

in the

net asset

/ liability

recognized

on the

balance
sheet for defined benefit plans, as well as an analysis of amounts recognized in net profit and in
Other comprehensive incom
e.
Defined benefit plans
USD million Swiss pension plan UK pension plan
US and German
pension plans Total
2021 2020 2021 2020 2021 2020 2021 2020
Defined benefit obligation at the beginning of the year 27,728 24,496 4,162 3,654 1,905 1,820 33,795 29,970
Current service cost 494 447 0 0 6 6 500 453
Interest expense 58 72 58 73 30 45 147 190
Plan participant contributions 266 259 0 0 0 0 266 259
Remeasurements 837 1,279 71 449 (62) 105 846 1,832
of which: actuarial (gains) / losses due to changes in demographic assumptions
51 (164) 14 (14) 4 (34) 69 (212)
of which: actuarial (gains) / losses due to changes in financial assumptions
(678) 983 (3) 505 (78) 134 (759) 1,621
of which: experience (gains) / losses
1
1,464 460 59 (42) 12 5 1,535 423
Past service cost related to plan amendments 0 0 0 3 4 0 4 3
Curtailments (80) 0 0 0 0 0 (80) 0
Benefit payments (1,097) (1,153) (148) (148) (112) (108) (1,357) (1,409)
Other movements 0 (4) 0 0 1 0 1 (4)
Foreign currency translation (809) 2,333 (38) 132 (33) 37 (880) 2,501
Defined benefit obligation at the end of the year 27,398 27,728 4,105 4,162 1,740 1,905 33,242 33,795 of which: amounts owed to active members 14,333 13,765 150 159 222 245 14,705 14,169 of which: amounts owed to deferred members 0 0 1,593 1,879 669 743 2,262 2,622 of which: amounts owed to retirees 13,065 13,963 2,362 2,124 849 917 16,276 17,004 of which: funded plans 27,398 27,728 4,105 4,162 1,222 1,319 32,724 33,209 of which: unfunded plans 0 0 0 0 518 586 518 586
Fair value of plan assets at the beginning of the year 32,590 28,219 4,149 3,658 1,360 1,299 38,100 33,176
Return on plan assets excluding interest income 2,322 1,818 277 388 40 118 2,639 2,324
Interest income 74 84 58 73 26 38 159 196
Employer contributions

763 729 0 46 16 17 779 792
Plan participant contributions 266 259 0 0 0 0 266 259
Benefit payments (1,097) (1,153) (148) (148) (112) (108) (1,357) (1,409)
Administration expenses, taxes and premiums paid (13) (13) 0 0 (4) (4) (17) (17)
Other movements 0 0 0 0 1 0 1 0
Foreign currency translation (930) 2,647 (39) 132 0 0 (969) 2,779
Fair value of plan assets at the end of the year 33,975 32,590 4,297 4,149 1,329 1,360 39,601 38,100
Surplus / (deficit) 6,577 4,862 192 (13) (411) (545) 6,358 4,304
Asset ceiling effect at the beginning of the year 4,862 3,724 0 0 0 0 4,862 3,724
Interest expense on asset ceiling effect 15 12 0 0 0 0 15 12
Asset ceiling effect excluding interest expense and foreign currency translation on
asset ceiling effect 1,821 814 0 0 0 0 1,821 814
Foreign currency translation (121) 313 0 0 0 0 (121) 313
Asset ceiling effect at the end of the year 6,577 4,862 0 0 0 0 6,577 4,862
Net defined benefit asset / (liability) of major plans 0 0 192 (13) (411) (545) (219) (558)
Net defined benefit asset / (liability) of remaining plans (112) (123)
Total net defined benefit asset / (liability) (331) (680)
of which: Net defined benefit asset 302 42
of which: Net defined benefit liability
2
(633) (722)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Refer to Note 19c.
Income statement – expenses related to defined benefit plans
1
USD million Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Current service cost 494 447 0 0 6 6 500 453
Interest expense related to defined benefit obligation 58 72 58 73 30 45 147 190
Interest income related to plan assets (74) (84) (58) (73) (26) (38) (159) (196)
Interest expense on asset ceiling effect 15 12 0 0 0 0 15 12
Administration expenses, taxes and premiums paid 13 13 0 0 4 4 17 17
Past service cost related to plan amendments 0 0 0 3 4 0 4 3
Curtailments (80) 0 0 0 0 0 (80) 0
Net periodic expenses recognized in net profit for major plans 426 459 0 3 18 18 444 479
Net periodic expenses recognized in net profit for remaining plans
2
25 23
Total net periodic expenses recognized in net profit 470 502
1 Refer to Note 6.

2 Includes differences between actual and estimated performance award accruals.
Other comprehensive income – gains / (losses) on defined benefit plans

USD million Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Remeasurement of defined benefit obligation (837) (1,279) (71) (449) 62 (105) (846) (1,832)
of which: change in discount rate assumption 870 (777) 319 (504) 77 (141) 1,267 (1,421)
of which: change in rate of salary increase assumption (3) (230) 0 0 0 0 (3) (230)
of which: change in rate of pension increase assumption 0 0 (316) (1) (1) 1 (318) 0 of which: change in rate of interest credit on retirement savings assumption
(193) 26 0 0 (1) 24 (194) 50
of which: change in life expectancy 0 261 9 22 (3) 50 5 333
of which: change in other actuarial assumptions (47) (99) (23) (8) 2 (34) (68) (142)
of which: experience gains / (losses)
1
(1,464) (460) (59) 42 (12) (5) (1,535) (423)
Return on plan assets excluding interest income 2,322 1,818 277 388 40 118 2,639 2,324
Asset ceiling effect excluding interest expense and foreign currency translation
(1,821) (814) 0 0 0 0 (1,821) (814)
Total gains / (losses) recognized in other comprehensive income for major plans (336) (276) 207 (61) 103 14 (27) (323)
Total gains / (losses) recognized in other comprehensive income for remaining plans 30 (4)
Total gains / (losses) recognized in other comprehensive income
2
2 (327)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Refer to the “Statement of comprehensive income.”
The table below provides information about the duration of the DBO and the timing for expected benefit payments.
Swiss pension plan UK pension plan
US and German pension
plans
1
31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Duration of the defined benefit obligation (in years) 15.1 15.7 18.8 19.0 9.5 10.2
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months 1,312 1,293 110 114 123 122
Benefits expected to be paid between 1 and 3 years 2,636 2,630 248 232 237 235
Benefits expected to be paid between 3 and 6 years 3,824 3,839 418 406 338 346
Benefits expected to be paid between 6 and 11 years 6,220 6,166 743 744 495 532
Benefits expected to be paid between 11 and 16 years 5,572 5,646 751 758 392 413
Benefits expected to be paid in more than 16 years 18,092 18,884 3,028 3,206 519 541
1 The duration of the defined benefit obligation represents a weighted average across US and

German plans.
Actuarial assumptions
The actuarial assumptions

used for the

defined benefit plans

are
based on the economic conditions prevailing in the jurisdiction in which they are offered. Changes

in the defined benefit obligation
are most

sensitive to

changes in

the discount

rate. The

discount
rate is based on the yield of high-quality corporate bonds quoted in

an

active

market

in

the

currency

of

the

respective

plan.

A
decrease in

the discount

curve increases

the DBO.

UBS regularly
reviews the actuarial assumptions used

in calculating the DBO to
determine their continuing relevance.
›
Refer to Note 1a item 5 for a description

of the accounting policy
for defined benefit plans
The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year
Significant actuarial assumptions
Swiss pension plan UK pension plan
US and German pension
plans
1
In % 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Discount rate 0.34 0.10 1.82 1.42 2.10 1.62
Rate of salary increase 2.01 2.00 0.00 0.00 2.35 2.25
Rate of pension increase 0.00 0.00 3.32 2.89 1.80 1.70
Rate of interest credit on retirement savings

1.04 0.60 0.00 0.00 1.18 1.12
1 Represents weighted average assumptions across US and German plans.
Mortality tables and life expectancies for

major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.21 31.12.20 31.12.21 31.12.20
Switzerland BVG 2020 G with CMI 2019 projections 21.7 21.7 23.3 23.2
UK S3PA with CMI 2020 projections
1
23.4 23.4 24.5 24.6
USA Pri-2012 with MP-2021 projection scale
2
21.9 21.8 23.3 23.2
Germany Dr. K. Heubeck 2018 G 20.5 20.8 23.2 23.6
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.21 31.12.20 31.12.21 31.12.20
Switzerland BVG 2020 G with CMI 2019 projections 23.4 23.4 25.0 24.9
UK S3PA with CMI 2020 projections
1
24.9 24.9 26.3 26.3
USA Pri-2012 with MP-2021 projection scale
2
23.3 23.2 24.7 24.5
Germany Dr. K. Heubeck 2018 G 23.9 24.3 26.1 26.5
1 In 2020, S3PA with CMI 2019 projections was used.

2 In 2020, Pri-2012 with MP-2020 projection scale was used.
Sensitivity analysis of significant actuarial assumptions
The table below presents a sensitivity analysis for each significant actuarial

assumption,

showing

how

the

DBO

would

have

been
affected

by

changes

in

the

relevant

actuarial

assumption

that
were reasonably

possible at

the balance

sheet date.

Unforeseen
circumstances may arise, which could

result in variations that are
outside

the

range

of

alternatives

deemed

reasonably

possible.
Caution should be used

in extrapolating the sensitivities

below on
the DBO, as the sensitivities may not be linear.
Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss pension plan UK pension plan US and German pension plans
USD million 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Discount rate
Increase by 50 basis points (1,695) (1,793) (361) (370) (78) (91)
Decrease by 50 basis points 1,933 2,048 411 423 84 99
Rate of salary increase
Increase by 50 basis points 109 117 –
2
–
2
0 1
Decrease by 50 basis points (104) (111) –
2
–
2
0 (1)
Rate of pension increase
Increase by 50 basis points 1,333 1,413 334 358 6 8
Decrease by 50 basis points –
3
–
3
(306) (316) (6) (7)
Rate of interest credit on retirement savings
Increase by 50 basis points 224 236 –
4
–
4
8 9
Decrease by 50 basis points (224)
5
(188) –
4
–
4
(7) (8)
Life expectancy
Increase in longevity by one additional year 915 1,061 184 182 56 60
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the plan is closed for future
service, a change in assumption is not

applicable.

3 As the assumed rate of pension increase

was
0
% as of 31 December 2021 and as

of 31 December 2020, a downward change

in assumption is not applicable.

4 As the UK plan does not provide interest

credits on retirement savings, a change in

assumption is not applicable.

5 As of 31 December 2021,
19
% of retirement savings were subject to a legal minimum

rate of
1.00%.
Fair value of plan assets
The tables

below

provide

information

about

the composition

and fair

value

of plan

assets

of the

Swiss,

UK, US

and German

pension

plans
Composition and fair value of plan assets
Swiss pension plan
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 187 0 187 1 219 0 219 1
Real estate / property
Domestic 0 3,530 3,530 10 0 3,582 3,582 11
Foreign 0 580 580 2 0 331 331 1
Investment funds
Equity

Domestic 843 0 843 2 826 0 826 3
Foreign 6,213 2,652 8,865 26 6,284 1,958 8,242 25
Bonds
1
Domestic, AAA to BBB– 4,446 0 4,446 13 3,721 0 3,721 11
Foreign, AAA to BBB– 5,093 0 5,093 15 6,146 0 6,146 19
Foreign, below BBB– 1,314 0 1,314 4 1,303 0 1,303 4
Other 4,211 3,558 7,769 23 3,363 3,722 7,085 22
Other investments 668 682 1,349 4 663 473 1,136 3
Total fair value of plan assets 22,973 11,002 33,975 100 22,525 10,065 32,590 100
31.12.21 31.12.20
Total fair value of plan assets 33,975 32,590
of which:
2
Bank accounts at UBS

194 231
UBS debt instruments 28 34
UBS shares 25 24
Securities lent to UBS
3
1,079 1,416
Property occupied by UBS 93 96
Derivative financial instruments, counterparty UBS
3
128 149
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings

AAA to BBB– and below

BBB– represent investment grade

and non-investment grade ratings,

respectively. In cases where

credit ratings
from other rating

agencies were used, these

were converted to

the equivalent rating

in S&P’s rating

classification.

2 Bank accounts at

UBS encompass accounts

in the name of

the Swiss pension

fund. The other
positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

3 Securities lent to UBS and derivative
financial instruments are

presented gross of

any collateral. Securities

lent to UBS

were fully covered

by collateral as

of 31 December

2021 and 31

December 2020. Net

of collateral, derivative

financial instruments
amounted to USD 43

million as of 31 December 2021 (31 December 2020: negative USD
17

million).
Composition and fair value of plan assets

(continued)
UK pension plan
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 147 0 147 3 195 0 195 5
Bonds
1
Domestic, AAA to BBB– 2,605 0 2,605 61 2,150 0 2,150 52
Foreign, AAA to BBB– 372 0 372 9 53 0 53 1
Foreign, below BBB– 4 0 4 0 0 0 0 0
Investment funds
Equity

Domestic 44 4 47 1 34 3 37 1
Foreign 921 0 921 21 1,077 0 1,077 26
Bonds
1
Domestic, AAA to BBB– 532 147 679 16 919 131 1,050 25
Domestic, below BBB– 12 0 12 0 47 0 47 1
Foreign, AAA to BBB– 179 0 179 4 149 0 149 4
Foreign, below BBB– 115 0 115 3 110 0 110 3
Real estate
Domestic 110 12 122 3 98 16 114 3
Foreign 6 34 40 1 0 37 37 1
Other (313) 0 (313) (7) (86) 0 (86) (2)
Insurance contracts 0 8 8 0 0 8 8 0
Derivatives 57 (3) 54 1 (3) 0 (3) 0
Asset-backed securities 0 11 11 0 0 6 6 0
Other investments
2
(717) 10 (707) (16) (803) 9 (794) (19)
Total fair value of plan assets 4,074 223 4,297 100 3,940 209 4,149 100
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings

AAA to BBB– and below

BBB– represent investment grade

and non-investment grade ratings,

respectively. In cases where

credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Mainly relates to repurchase arrangements on UK treasury bonds.
US and German pension plans
31.12.21 31.12.20
Fair value
Plan asset
allocation %
Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 11 0 11 1 38 0 38 3
Equity
Domestic 79 0 79 6 0 0 0 0
Foreign 31 0 31 2 0 0 0 0
Bonds
1
Domestic, AAA to BBB– 486 0 486 37 490 0 490 36
Domestic, below BBB– 17 0 17 1 7 0 7 0
Foreign, AAA to BBB– 97 0 97 7 99 0 99 7
Foreign, below BBB– 6 0 6 0 1 0 1 0
Investment funds
Equity

Domestic 3 0 3 0 210 0 210 15
Foreign 56 0 56 4 169 0 169 12
Bonds
1
Domestic, AAA to BBB– 269 0 269 20 195 0 195 14
Domestic, below BBB– 147 0 147 11 34 0 34 2
Foreign, AAA to BBB– 11 0 11 1 19 0 19 1
Foreign, below BBB– 2 0 2 0 3 0 3 0
Real estate
Domestic 0 9 9 1 0 14 14 1
Other 99 0 99 7 79 0 79 6
Insurance contracts 0 1 1 0 0 1 1 0
Other investments 5 0 5 0 0 0 0 0
Total fair value of plan assets 1,319 10 1,329 100 1,345 15 1,360 100
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings

AAA to BBB– and below

BBB– represent investment grade

and non-investment grade ratings,

respectively. In cases where

credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.
b) Defined contribution plans
UBS sponsors

a number

of defined

contribution plans,

with the
most significant

plans in

the US

and the

UK. UBS’s

obligation is
limited

to its

contributions made

in accordance

with each

plan,
which

may

include

direct

contributions
and matching
contributions.

Employer

contributions

to

defined

contribution
plans are recognized as an expense.
Expenses related to defined contribution

plans
For the year ended
USD million 31.12.21 31.12.20 31.12.19
US plan 198 190 173
UK plan 101 88 82
Remaining plans 64 65 71
Total
1
363 343 326
1 Refer to Note 6.
c) Related-party disclosure
UBS is

the principal

provider of

banking services

for the

pension
fund of

UBS in

Switzerland. In

this capacity,

UBS is

engaged to
execute

most

of

the

pension

fund’s

banking

activities.

These
activities

can

include,

but

are

not

limited

to,

trading,

securities
lending and borrowing

and derivative transactions.

The non-Swiss
UBS pension funds

do not

have a similar

banking relationship with
UBS.
Also, UBS leases

certain properties that

are owned by

the Swiss
pension

fund
.

As

of

31
  December   202 1
,

the

minimum
commitment

toward

the

Swiss

pension

fund

under

the

related
leases

was

approximately
USD   9   million   (31
December

20
20 :
USD 11

million).
›
Refer to the “Composition and fair value

of plan assets” table in
Note 27a for more information about fair value

of investments
in UBS instruments held by the Swiss

pension fund

The following

amounts have

been received

or paid

by UBS

from
and to the post-employment benefit

plans located in Switzerland,
the UK, the US

and Germany in

respect of these banking

activities
and arrangements.
Related-party disclosure
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Received by UBS
Fees 39 34 34
Paid by UBS
Rent 4 5 4
Dividends, capital repayments and interest 5 10 11
The transaction volumes in UBS shares and UBS debt instruments and the balances of UBS shares held were:
Transaction volumes – UBS shares and UBS debt instruments
For the year ended
31.12.21 31.12.20
Financial instruments bought by pension funds
UBS shares (in thousands of shares) 907 1,758
UBS debt instruments (par values, USD million) 37 28
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares) 1,688 2,605
UBS debt instruments (par values, USD million) 40 6
UBS shares held by post-employment benefit

plans
31.12.21 31.12.20
Number of shares (in thousands of shares) 14,073 14,854
Fair value (USD million) 252 210

UBS AG
Entity [Table]
Post-employment benefit plans [text block]
Note 27

Post-employment benefit plans
a) Defined benefit plans
UBS AG has established defined

benefit plans for its employees in
various

jurisdictions

in

accordance

with

local

r
egulations

and
practices.

The major plans are located in Switzerland, the UK, the
US

and Germany.

The

level of

benefits

depends on

the specific
plan rules.
Swiss pension plan
The
Swiss

pension

plan

covers
employees

of

UBS

AG
  in
Switzerland

and employees

of companies

in Switzerland

having
close

economic

or

financial

ties with

UBS

AG, and

exceeds

the
minimum benefit requirements under Swiss pension law.

In 2017,

a significant

number of

employees were

transferred
from UBS

AG to

UBS Business

Solutions AG,

which is

a directly
held

subsidiary

of

UBS

Group

AG.

There

continues

to

be

one
pooled

pension

plan

in

Switzerland

covering

the

employees

of
UBS AG and those transferred to

UBS Business Solutions AG. UBS
AG

and

UBS

Business

Solutions

AG

both

are

legal

sponsors

of
UBS’s Swiss pension

plan. Since

the date of

the employee transfer,
UBS

AG

and

UBS

Business

Solutions

AG

apply

proportionate
defined benefit accounting, i.e., the net pension cost and the net pension

asset

/

liability

of

the

Swiss

pension

plan

are

allocated
proportionally between

UBS AG

and UBS

Business Solutions

AG
based

on

the

aggregated

net pension

cost and

defined

benefit
obligations related to their employees.

The Swiss

plan offers

retirement, disability

and survivor

benefits
and

is

governed

by

a

Pension

Foundation

Board.

The
responsibilities of this board

are defined by Swiss

pension law and
the plan rules.
Savings

contributions

to

the

Swiss

plan

are

paid

by

both
employer and employee. Depending on the age of the

employee,
UBS AG

pays a

savings contribution

that ranges

between
6.5%
and 27.5
% of

contributory base

salary and

between
2.8 % and
9
% of contributory variable compensation. UBS AG also pays

risk
contributions that

are used to

fund disability

and survivor

benefits.
Employees can

choose the

level of savings

contributions paid

by
them, which vary between 2.5 % and 13.5 % of contributory base salary

and

between
0
%

and
9
%

of

contributory
  variable
compensation,

depending

on

age

and

choice

of

savings
contribution category.

The plan offers to

members at the

normal retirement age

of
65
a choice between

a lifetime pension

and a partial

or full lump

sum
payment.
Participants

can

choose

to
draw

early

retirement
benefits

starting

from

the

age

of
58
,

but

can

also

continue
employment and remain active members

of the plan until the

age
of 70
.

Employees

have

the

opportunity

to

make

additional
purchases of benefits to fund early retirement benefits.
The pension

amount payable

to a

participant is

calculated by
applying

a

conversion

rate

to

the

accumulated

balance

of

the
participant’s

retirement

savings

account

at

the

retirement

date.
The balance is based on credited vested benefits transferred from previous employers, purchases of benefits, and the

employee and
employer contributions that have

been made to the

participant’s
retirement

savings account,

as well

as the

interest accrued.

The
annual interest rate

credited to participants

is determined by

the
Pension Foundation Board at the end of each year
Although

the

Swiss

plan

is

based

on

a

defined

contribution
promise under Swiss pension law, it is accounted for as a defined benefit

plan

under

IFRS,

primarily

because

of

the

obligation

to
accrue

interest

on

the

participants’

retirement

savings

accounts
and the payment of lifetime pension benefits.

An actuarial valuation in accordance with Swiss pension law is performed

regularly.

Should

an

underfunded

situation

on

this
basis occur, the Pension Foundation Board is required to

take the
necessary measures

to ensure

that full

funding can

be expected
to be

restored within

a maximum

period of
10

years. If

a Swiss
plan

were

to

become

significantly

underfunded

on

a

Swiss
pension

law

basis,

additional

employer

and

employee
contributions could be required.

In this situation, the

risk is shared
between employer and

employees, and the

employer is

not legally
obliged to

cover more than
50
% of

the additional

contributions
required. As of

31 December 2021, the

Swiss plan had

a technical
funding

ratio in

accordance with

Swiss pension

law of
134.8%
(31 December 2020: 132.6%).
The investment strategy of the Swiss plan complies with Swiss pension

law,

including

the

rules

and

regulations

relating

to
diversification of plan assets,

and is derived

from the risk budget
defined by the Pension

Foundation Board on

the basis of

regularly
performed asset and

liability management analyses.

The Pension
Foundation

Board strives

for

a medium

-

and long

-term balance
between assets and liabilities.

As

of

31 December

2021,

the

Swiss

plan

was

in

a

surplus
situation on

an IFRS

measurement basis,

as the

fair value

of the
plan’s

assets

exceeded

the

defined

benefit

obligation

(DBO)

by
USD 3,716

million

(31 December 2020:

a

surplus

of

USD
2,739
million).

However,

a

surplus

is

only

recognized

on

the

balance
sheet to

the extent that

it does not

exceed the

estimated future
economic

benefit,

which

equals

the

difference

between

the
present

value

of

the

estimated

future

net

service

cost

and

the
present value of the estimated

future employer contributions. As
of

both

31 December

2021

and

31 December

2020,

the
estimated

future

economic

benefit

was

zero

and

hence

no

net
defined benefit asset was recognized on the balance sheet.

Changes to the Swiss pension plan in 2019
The Pension Foundation Board and UBS AG agreed to implement
measures that

took effect

from the

start of 2019

to support the
long-term

financial

stability

of

the

Swiss

pension

fund.

The
measures, among

other things, lowered

the conversion rate

and
increased

the

normal

retirement

age

from

64

to

65.

Pensions
already in payment on 1 January 2019 were not affected.
To

mitigate

the

effects

for

active

participants
,

UBS
  AG
committed to pay an

extraordinary contribution of up

to CHF
450
million

(USD
  494   million at
the

closing

exchange

rate
on
31 December

2021)

in

three

installments

in

2020,

2021

and
2022. Two

installments of

USD
143

million and

USD
152

million
paid in 2020 and

2021 reduced OCI with

no effect on the

income
statement.
The third installment, CHF 116

million (USD
127

million at the
closing exchange rate on 31 December 2021), will

be paid in the
first

quarter

of

2022.

The

regular

employer

contributions

to

be
made to the Swiss plan

in 2022 are estimated at

USD
277

million.
UK pension plan

The UK

plan is

a career

-average revalued

earnings scheme,

and
benefits increase

automatically based

on UK

price inflation.

The
normal retirement

age for

participants in

the UK plan

is
60 . The
plan provides guaranteed lifetime

pension benefits to participants
upon retirement.

The UK

plan has

been closed

to new

entrants
for more than

20 years

and, since 2013,

participants are no

longer
accruing benefits for current or

future service. Instead, employees
participate in the UK defined contribution plan.
The governance

responsibility for the

UK plan lies

jointly with
the

Pension

Trustee

Board

and

UBS
  AG
.

The

employer
contributions

to

the

pension

fund

reflect

agreed-upon

deficit
funding contributions, which

are determined on

the basis of

the
most recent actuarial

valuation using assumptions

agreed by the
Pension Trustee Board and

UBS AG. In the

event of underfunding,
UBS AG

and the

Pension Trustee

Board must

agree on

a deficit
recovery plan within

statutory deadlines. In 2021,

UBS AG made
no deficit funding contributions to the UK plan. In 2020, UBS AG made deficit funding contributions of USD 46

million.
The

plan

assets

are

invested

in

a

diversified

portfolio

of
financial assets, which

include a longevity

swap with an external
insurance

company.

This

swap

enables

the

UK

pension

plan

to
hedge

the

risk

between

expected

and

actual

longevity,

which
should mitigate volatility in the net defined

benefit asset / liability.
As of 31

December 2021, the

longevity swap had

a negative value
of USD 3

million (31 December 2020: zero).
In 2019,

UBS AG and

the Pension Trustee

Board entered

into
an

arrangement

whereby

a

collateral

pool

was

established

to
provide security for

the pension fund.

The value of

the collateral
pool as of

31 December 2021 was

USD
337

million (31 December
20 20
:

USD
347   million )
and

includes

corporate

bonds
,
government-related debt

instruments and

other financial

assets.
The

arrangement

provides

the Pension

Trustee

Board

dedicated
access to a pool

of assets in the event

of UBS AG’s insolvency

or
not paying a required deficit funding contribution.
The

employer

contributions

to

be

made

to

the

UK

defined
benefit plan

in 2022

are estimated

at USD
5

million, subject

to
regular funding reviews during the year.
US pension plans
There are two distinct major defined benefit plans in the

US, with
a

normal retirement

age

of
65
. Both

plans

were

closed to

new
entrants

more

than

20

years

ago.

Since

they

closed,

new
employees have participated in a defined contribution plan.
One of the

defined benefit plans

is a contribution-based

plan
in

which

each

participant

accrues

a

percentage

of

salary

in

a
retirement

savings

account.

The

retirement

savings

account

is
credited annually

with interest

based

on a

rate that

is linked

to
the

average

yield

on

one-year

US

government

bonds.

For

the
other defined

benefit plan,

retirement benefits

accrue based

on
the

career-average earnings

of

each

individual

plan

participant.
Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity.
As

required

under

applicable

pension

laws,

both

plans

have
fiduciaries

who,

together

with

UBS

AG,

are

responsible

for

the
governance of the plans.
The

plan

assets

of

both

plans

are

invested

in

diversified
portfolio s
of

finan
cial

assets.

Each

plan’s

fiduciaries

are
responsible for the

investment decisions with respect

to the plan
assets.

The

employer

contributions

to

be

made

to

the

US

defined
benefit plans in 2022 are estimated at USD 10

million.
German pension plans
There are two

defined benefit plans in

Germany,

which are both
unfunded. The normal retirement age is 65

and benefits are paid
directly by UBS AG. In

the larger of

the two plans each

participant
accrues

a

percentage

of

salary in

a

retirement

savings

account.
The accumulated account

balance of the

participant is credited

on
an annual basis

with guaranteed

interest at a

rate of
5
%. The

plan
has been closed

to new entrants

and all participants

younger than
the

age

of

55

no

longer

accrue

benefits.

In

the

other

plan,
amounts

are

accrued

annually

based

on

employee

elections
related to variable

compensation. For this plan,

the accumulated
account balance is credited on an annual basis

with a guaranteed
interest rate of 6 % for amounts accrued before 2010, of 4 % for amounts accrued

from 2010

to 2017

and of
0.9
% for

amounts
accrued

after

2017.

Both

plans

are

subject

to

German

pension
law, whereby the responsibility to

pay pension benefits

when they
are

due resides

entirely with

UBS AG.

A portion

of the

pension
payments is directly increased in line with price inflation.

In

June

2021,

UBS

AG

implemented

a

new

funded

pension
plan

with

interest

credited

to

participants

equal

to

actual
investment returns with a guaranteed minimum of 0%. The plan was implemented

retrospectively for

new hires

since June

2018
and for

all eligible

active participants

younger than

55 from

July
2021.

Each

participant

accrues

a

percentage

of

salary

in

a
retirement savings account.
The employer contributions

to be made

to the German

defined
benefit plans in 2022 are estimated at USD 12

million.
Financial information by plan
The

tables

on

the

following

pages

provide

an

analysis

of

the
movement

in the

net asset

/ liability

recognized

on the

balance
sheet for defined benefit plans, as well as an analysis of amounts recognized in net profit and in
Other comprehensive incom
e.
Defined benefit plans
USD million Swiss pension plan UK pension plan
US and German
pension plans Total
2021 2020 2021 2020 2021 2020 2021 2020
Defined benefit obligation at the beginning of the year 15,619 13,809 4,162 3,654 1,905 1,820 21,686 19,283
Current service cost 285 262 0 0 6 6 291 268
Interest expense 33 40 58 73 30 45 122 159
Plan participant contributions 161 159 0 0 0 0 161 159
Remeasurements 490 677 71 449 (62) 105 498 1,231
of which: actuarial (gains) / losses due to changes in demographic assumptions
26 (53) 14 (14) 4 (34) 45 (101)
of which: actuarial (gains) / losses due to changes in financial assumptions
(385) 565 (3) 505 (78) 134 (466) 1,204
of which: experience (gains) / losses
1,2
848 165 59 (42) 12 5 919 127
Past service cost related to plan amendments 0 0 0 3 4 0 4 3
Curtailments (49) 0 0 0 0 0 (49) 0
Benefit payments (602) (641) (148) (148) (112) (108) (862) (898)
Other movements 0 (4) 0 0 1 0 1 (4)
Foreign currency translation (456) 1,317 (38) 132 (33) 37 (527) 1,486
Defined benefit obligation at the end of the year 15,480 15,619 4,105 4,162 1,740 1,905 21,324 21,686 of which: amounts owed to active members 8,604 8,290 150 159 222 245 8,976 8,694 of which: amounts owed to deferred members 0 0 1,593 1,879 669 743 2,262 2,622 of which: amounts owed to retirees 6,876 7,329 2,362 2,124 849 917 10,086 10,370 of which: funded plans 15,480 15,619 4,105 4,162 1,222 1,319 20,806 21,100 of which: unfunded plans 0 0 0 0 518 586 518 586
Fair value of plan assets at the beginning of the year 18,358 15,908 4,149 3,658 1,360 1,299 23,867 20,864
Return on plan assets excluding interest income
2
1,319 962 277 388 40 118 1,637 1,469
Interest income 42 48 58 73 26 38 127 159
Employer contributions

450 436 0 46 16 17 466 499
Plan participant contributions 161 159 0 0 0 0 161 159
Benefit payments (602) (641) (148) (148) (112) (108) (862) (898)
Administration expenses, taxes and premiums paid (8) (8) 0 0 (4) (4) (11) (11)
Other movements 0 0 0 0 1 0 1 0
Foreign currency translation (524) 1,495 (39) 132 0 0 (563) 1,626
Fair value of plan assets at the end of the year 19,196 18,358 4,297 4,149 1,329 1,360 24,821 23,867
Surplus / (deficit) 3,716 2,739 192 (13) (411) (545) 3,497 2,181
Asset ceiling effect at the beginning of the year 2,739 2,099 0 0 0 0 2,739 2,099
Interest expense on asset ceiling effect 8 7 0 0 0 0 8 7
Asset ceiling effect excluding interest expense and foreign currency translation on
asset ceiling effect 1,037 457 0 0 0 0 1,037 457
Foreign currency translation (68) 176 0 0 0 0 (68) 176
Asset ceiling effect at the end of the year 3,716 2,739 0 0 0 0 3,716 2,739
Net defined benefit asset / (liability) of major plans 0 0 192 (13) (411) (545) (219) (558)
Net defined benefit asset / (liability) of remaining plans (96) (112)
Total net defined benefit asset / (liability) (315) (670)
of which: Net defined benefit asset 302 42
of which: Net defined benefit liability
3
(617) (711)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Includes the effect from employees being transferred between UBS AG and UBS Business Solutions during the period.

3 Refer to Note 19c.
Income statement – expenses related to defined benefit plans
1
USD million Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Current service cost 285 262 0 0 6 6 291 268
Interest expense related to defined benefit obligation 33 40 58 73 30 45 122 159
Interest income related to plan assets (42) (48) (58) (73) (26) (38) (127) (159)
Interest expense on asset ceiling effect 8 7 0 0 0 0 8 7
Administration expenses, taxes and premiums paid 8 8 0 0 4 4 11 11
Past service cost related to plan amendments 0 0 0 3 4 0 4 3
Curtailments (49) 0 0 0 0 0 (49) 0
Net periodic expenses recognized in net profit for major plans 243 269 0 3 18 18 261 289
Net periodic expenses recognized in net profit for remaining plans
2
19 17
Total net periodic expenses recognized in net profit 280 306
1 Refer to Note 6.

2 Includes differences between actual and estimated performance award accruals.
Other comprehensive income – gains / (losses) on defined benefit plans

USD million Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Remeasurement of defined benefit obligation (490) (677) (71) (449) 62 (105) (498) (1,231)
of which: change in discount rate assumption 494 (447) 319 (504) 77 (141) 890 (1,092)
of which: change in rate of salary increase assumption (2) (132) 0 0 0 0 (2) (132)
of which: change in rate of pension increase assumption 0 0 (316) (1) (1) 1 (317) 0 of which: change in rate of interest credit on retirement savings assumption
(110) 15 0 0 (1) 24 (110) 39
of which: change in life expectancy 0 84 9 22 (3) 50 5 156
of which: change in other actuarial assumptions (24) (33) (23) (8) 2 (34) (45) (75)
of which: experience gains / (losses)
1,2
(848) (165) (59) 42 (12) (5) (919) (127)
Return on plan assets excluding interest income 1,319 962 277 388 40 118 1,637 1,469
Asset ceiling effect excluding interest expense and foreign currency translation
(1,037) (457) 0 0 0 0 (1,037) (457)
Total gains / (losses) recognized in other comprehensive income for major plans (207) (172) 207 (61) 103 14 102 (219)
Total gains / (losses) recognized in other comprehensive income for remaining plans 31 (3)
Total gains / (losses) recognized in other comprehensive income
3
133 (222)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Includes the effect from employees being transferred between UBS AG and UBS Business Solutions during the period.

3 Refer to the “Statement of comprehensive income.”
The table below provides information about the duration of the DBO and the timing for expected benefit payments.
Swiss pension plan UK pension plan
US and German pension
plans
1
31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Duration of the defined benefit obligation (in years) 15.5 16.2 18.8 19.0 9.5 10.2
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months 719 710 110 114 123 122
Benefits expected to be paid between 1 and 3 years 1,440 1,442 248 232 237 235
Benefits expected to be paid between 3 and 6 years 2,097 2,100 418 406 338 346
Benefits expected to be paid between 6 and 11 years 3,467 3,408 743 744 495 532
Benefits expected to be paid between 11 and 16 years 3,156 3,184 751 758 392 413
Benefits expected to be paid in more than 16 years 10,733 11,186 3,028 3,206 519 541
1 The duration of the defined benefit obligation represents a weighted average across US and

German plans.
Actuarial assumptions
The actuarial assumptions

used for the

defined benefit plans

are
based on the economic conditions prevailing in the jurisdiction in which they are offered. Changes

in the defined benefit obligation
are most

sensitive to

changes in

the discount

rate. The

discount
rate is based on the yield of high-quality corporate bonds quoted in

an

active

market

in

the

currency

of

the

respective

plan.

A
decrease

in

the

discount

curve

increases

the

DBO.

UBS
  AG
regularly reviews the

actuarial assumptions used

in calculating the
DBO to determine their continuing relevance.
›
Refer to Note 1a item 5 for a description

of the accounting policy
for defined benefit plans
The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year.
Significant actuarial assumptions
Swiss pension plan UK pension plan
US and German pension
plans
1
In % 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Discount rate 0.34 0.10 1.82 1.42 2.10 1.62
Rate of salary increase 2.01 2.00 0.00 0.00 2.35 2.25
Rate of pension increase 0.00 0.00 3.32 2.89 1.80 1.70
Rate of interest credit on retirement savings

1.04 0.60 0.00 0.00 1.18 1.12
1 Represents weighted average assumptions across US and German plans.
Mortality tables and life expectancies for

major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.21 31.12.20 31.12.21 31.12.20
Switzerland BVG 2020 G with CMI 2019 projections 21.7 21.7 23.3 23.2
UK S3PA with CMI 2020 projections
1
23.4 23.4 24.5 24.6
USA Pri-2012 with MP-2021 projection scale
2
21.9 21.8 23.3 23.2
Germany Dr. K. Heubeck 2018 G 20.5 20.8 23.2 23.6
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.21 31.12.20 31.12.21 31.12.20
Switzerland BVG 2020 G with CMI 2019 projections 23.4 23.4 25.0 24.9
UK S3PA with CMI 2020 projections
1
24.9 24.9 26.3 26.3
USA Pri-2012 with MP-2021 projection scale
2
23.3 23.2 24.7 24.5
Germany Dr. K. Heubeck 2018 G 23.9 24.3 26.1 26.5
1 In 2020, S3PA with CMI 2019 projections was used.

2 In 2020, Pri-2012 with MP-2020 projection scale was used.
Sensitivity analysis of significant actuarial assumptions
The table below presents a sensitivity analysis for each significant actuarial

assumption,

showing

how

the

DBO

would

have

been
affected

by

changes

in

the

relevant

actuarial

assumption

that
were reasonably

possible at

the balance

sheet date.

Unforeseen
circumstances may arise, which could

result in variations that are
outside

the

range

of

alternatives

deemed

reasonably

possible.
Caution should be used

in extrapolating the sensitivities

below on
the DBO, as the sensitivities may not be linear.
Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss pension plan UK pension plan US and German pension plans
USD million 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Discount rate
Increase by 50 basis points (975) (1,030) (361) (370) (78) (91)
Decrease by 50 basis points 1,116 1,181 411 423 84 99
Rate of salary increase
Increase by 50 basis points 69 74 –
2
–
2
0 1
Decrease by 50 basis points (66) (71) –
2
–
2
0 (1)
Rate of pension increase
Increase by 50 basis points 749 793 334 358 6 8
Decrease by 50 basis points –
3
–
3
(306) (316) (6) (7)
Rate of interest credit on retirement savings
Increase by 50 basis points 134 142 –
4
–
4
8 9
Decrease by 50 basis points (134)
5
(113) –
4
–
4
(7) (8)
Life expectancy
Increase in longevity by one additional year 475 566 184 182 56 60
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the plan is closed for future
service, a change in assumption is not

applicable.

3 As the assumed rate of pension increase

was
0
% as of 31 December 2021 and as

of 31 December 2020, a downward change

in assumption is not applicable.

4 As the UK plan does not provide interest

credits on retirement savings, a change in

assumption is not applicable.

5 As of 31 December 2021,
17
% of retirement savings were subject to a legal minimum

rate of
1.00%.
Fair value of plan assets
The tables

below

provide

information

about

the composition

and fair

value

of plan

assets

of the

Swiss,

UK, US

and German

pension

plans.
Composition and fair value of plan assets
Swiss pension plan
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 106 0 106 1 123 0 123 1
Real estate / property
Domestic 0 1,994 1,994 10 0 2,018 2,018 11
Foreign 0 328 328 2 0 186 186 1
Investment funds
Equity

Domestic 476 0 476 2 465 0 465 3
Foreign 3,510 1,498 5,009 26 3,540 1,103 4,642 25
Bonds
1
Domestic, AAA to BBB– 2,512 0 2,512 13 2,096 0 2,096 11
Foreign, AAA to BBB– 2,877 0 2,877 15 3,462 0 3,462 19
Foreign, below BBB– 742 0 742 4 734 0 734 4
Other 2,379 2,010 4,389 23 1,894 2,097 3,991 22
Other investments 377 385 762 4 373 266 640 3
Total fair value of plan assets 12,980 6,216 19,196 100 12,688 5,670 18,358 100
31.12.21 31.12.20
Total fair value of plan assets 19,196 18,358
of which:
2
Bank accounts at UBS AG 109 130
UBS AG debt instruments 16 19
UBS Group AG shares 14 13
Securities lent to UBS AG
3
608 796
Property occupied by UBS AG 52 54
Derivative financial instruments, counterparty UBS AG
3
72 84
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent investment

grade and non-investment grade ratings,

respectively. In cases where credit

ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund.

The other
positions disclosed

in the

table encompass

both direct

investments in

UBS AG

instruments and

UBS Group

AG shares

and indirect

investments, i.e.,

those made

through funds

that the

pension fund

invests in.

3 Securities lent to UBS AG and derivative

financial instruments are presented gross of any

collateral. Securities lent to UBS AG

were fully covered by collateral as

of 31 December 2021 and 31 December 2020.

Net
of collateral, derivative financial instruments amounted to USD 24 million as of 31 December 2021 (31 December 2020: negative USD
9

million).
Composition and fair value of plan assets (continued)
UK pension plan
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 147 0 147 3 195 0 195 5
Bonds
1
Domestic, AAA to BBB– 2,605 0 2,605 61 2,150 0 2,150 52
Foreign, AAA to BBB– 372 0 372 9 53 0 53 1
Foreign, below BBB– 4 0 4 0 0 0 0

0
Investment funds
Equity

Domestic 44 4 47 1 34 3 37 1
Foreign 921 0 921 21 1,077 0 1,077 26
Bonds
1
Domestic, AAA to BBB– 532 147 679 16 919 131 1,050 25
Domestic, below BBB– 12 0 12 0 47 0 47 1
Foreign, AAA to BBB– 179 0 179 4 149 0 149 4
Foreign, below BBB– 115 0 115 3 110 0 110 3
Real estate
Domestic 110 12 122 3 98 16 114 3
Foreign 6 34 40 1 0 37 37 1
Other (313) 0 (313) (7) (86) 0 (86) (2)
Insurance contracts 0 8 8 0 0 8 8 0
Derivatives 57 (3) 54 1 (3) 0 (3) 0
Asset-backed securities 0 11 11 0 0 6 6 0
Other investments
2
(717) 10 (707) (16) (803) 9 (794) (19)
Total fair value of plan assets 4,074 223 4,297 100 3,940 209 4,149 100
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent

investment grade and non-investment grade

ratings, respectively. In

cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Mainly relates to repurchase arrangements on UK treasury bonds.
Composition and fair value of plan assets (continued)
US and German pension plans
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 11 0 11 1 38 0 38 3
Equity
Domestic 79 0 79 6 0 0 0 0
Foreign 31 0 31 2 0 0 0 0
Bonds
1
Domestic, AAA to BBB– 486 0 486 37 490 0 490 36
Domestic, below BBB– 17 0 17 1 7 0 7 0
Foreign, AAA to BBB– 97 0 97 7 99 0 99 7
Foreign, below BBB– 6 0 6 0 1 0 1 0
Investment funds
Equity

Domestic 3 0 3 0 210 0 210 15
Foreign 56 0 56 4 169 0 169 12
Bonds
1
Domestic, AAA to BBB– 269 0 269 20 195 0 195 14
Domestic, below BBB– 147 0 147 11 34 0 34 2
Foreign, AAA to BBB– 11 0 11 1 19 0 19 1
Foreign, below BBB– 2 0 2 0 3 0 3 0
Real estate
Domestic 0 9 9 1 0 14 14 1
Other 99 0 99 7 79 0 79 6
Insurance contracts 0 1 1 0 0 1 1 0
Other investments

5

0

5

0

0

0

0

0
Total fair value of plan assets 1,319 10 1,329 100 1,345 15 1,360 100
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent

investment grade and non-investment grade

ratings, respectively. In

cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.
b) Defined contribution plans
UBS AG

sponsors a

number of

defined contribution

plans, with
the

most

significant

plans

in

the

US

and

the

UK.

UBS

AG’s
obligation is limited to its contributions made in accordance with
each plan, which

may include direct

contributions and matching
contributions.

Employer

contributions

to

defined

contribution
plans are recognized as an expense.
Expenses related to defined contribution

plans
For the year ended
USD million 31.12.21 31.12.20 31.12.19
US plan 198 190 173
UK plan 41 36 34
Remaining plans 64 65 71
Total
1
303 291 278
1 Refer to Note 6.
c) Related-party disclosure
Refer to the “Composition and fair value

of plan assets” table in
Note 27a for more information about fair value

of investments
in UBS AG and UBS Group AG instruments

held by the Swiss
pension fund

The following amounts have been received or paid by UBS AG
from

and

to

the

post-employment

benefit

plans

located

in
Switzerland,

the

UK,

the

US

and

Germany

in

respect

of

these
banking activities and arrangements.
Related-party disclosure
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Received by UBS AG
Fees 22 19 19
Paid by UBS AG
Rent 2 3 2
Dividends, capital repayments and interest 5 10 10
The transaction volumes in UBS Group AG shares

and UBS AG debt instruments and the

balances of UBS Group AG shares held were:
Transaction volumes – UBS Group AG shares and UBS AG debt instruments
For the year ended
31.12.21 31.12.20
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares) 847 1,677
UBS AG debt instruments (par values, USD million) 22 16
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares) 1,505 2,556
UBS AG debt instruments (par values, USD million) 22 4
UBS Group AG shares held by post-employment

benefit plans
31.12.21 31.12.20
Number of shares (in thousands of shares) 13,456 14,112
Fair value (USD million) 241 199